Financial Risk Management (Details Textual) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial risk management [Line Items]
Trade receivables	[1]	₨ 10,003,960	₨ 8,820,579
Description of changes in objectives, policies and processes for managing risk		Carrying out a variance analysis between estimate and actual on an ongoing basis and taking stop-loss action when the adverse movements breaches the 5% barrier of deviation, subject to review by Audit Committee.
Currency risk [member]
Disclosure of financial risk management [Line Items]
Percentage of strengthening in value of domestic currency due to exchange		10.00%	10.00%
Percentage of weakening in value of domestic currency		10.00%	10.00%
Financial assets neither past due nor impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		₨ 7,093,172	₨ 6,836,561

[1]	Trade receivables as of March 31, 2019 and March 31, 2018 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. Trade receivables are not collateralized except to the extent of refundable deposits received from cybercafé franchisees and from cable television operators. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 36.